Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	2025	2024

Cash and banks	85,873	81,177
Unrestrictedly available financial investments:
CDB	3,524,451	3,177,566

	3,610,324	3,258,743